Disposition and Discontinued Operations (Details) (P3a [Member]) In Thousands, unless otherwise specified	Dec. 31, 2009 USD ($)	Dec. 31, 2009 CNY	Dec. 31, 2008 CNY
Current assets	$ 39,045	257,699	231,565
Non-current assets	26,113	172,344	202,815
Accounts payable and other liabilities	(37,423)	(246,995)	(232,182)
Net assets	$ 27,735	183,048	202,198